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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Brookfield Redding, LLC
                 -------------------------------
   Address:      71 S. Wacker Drive
                 -------------------------------
                 Suite 3400
                 -------------------------------
                 Chicago, IL 60606
                 -------------------------------

Form 13F File Number: 28-10835
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joseph T. Sommer
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   312-377-8254
         -------------------------------

Signature, Place, and Date of Signing:

    /s/ Joseph T. Sommer              Chicago, Illinois     May 13, 2008
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                        --------------------

Form 13F Information Table Entry Total:     38
                                        --------------------

Form 13F Information Table Value Total:     $2,110,411
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Name
Joseph T. Sommer
Chief Compliance Officer
Brookfield Redding, LLC
Suite 3400
Chicago, IL 60606
P: 312-377-8254
F: 312-377-8299
Email: JSommer@brookfieldredding.com

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
Brookdale Senior Living
 Inc                            COM        112463104    18139    758974   SH             Sole                651874          107100
Brookfield Properties
 Corp                           COM        112900105    68246   3534223   SH             Sole                780346         2753877
California Coastal
 Communities                    COM        129915203     3159    652691   SH             Sole                560891           91800
Camden Property Trust           COM        133131102    41749    831648   SH             Sole                111764          719884
Centex Corp                     COM        152312104     7503    309932   SH             Sole                265732           44200
DCT Industrial Trust Inc        COM        233153105    86883   8723187   SH             Sole               1254400         7468787
Developers Diversified
 Realty                         COM        251591103   121424   2899323   SH             Sole                457500         2441823
Digital Realty Trust Inc        COM        253868103    77336   2178470   SH             Sole                326797         1851673
EastGroup Properties Inc        COM        277276101    19299    415379   SH             Sole                245100          170279
Essex Property Trust Inc        COM        297178105    60298    529024   SH             Sole                 78858          450166
Forest City Enterprises
 Inc                            COM        345550107    28009    761124   SH             Sole                209024          552100
General Growth Properties
 Inc                            COM        370021107   255936   6705174   SH             Sole               2092820         4612354
Gramercy Capital Corp                      384871109      182     10000   SH             Sole                 10000
Gramercy Capital Corp/
 New York                       COM        384871109    33059   1579488   SH             Sole                390888         1188600
Home Properties Inc             COM        437306103    38868    809927   SH             Sole                118770          691157
Lennar Corp                     COM        526057104    20273   1077768   SH             Sole                945768          132000
Liberty Property Trust          COM        531172104   102651   3299617   SH             Sole                468352         2831265
Mack-Cali Realty Corp           COM        554489104    50379   1410783   SH             Sole                240400         1170383
Maguire Properties Inc          COM        559775101      787     55000   SH             Sole                 55000
Nationwide Health
 Properties I                   COM        638620104    88165   2612291   SH             Sole                364574         2247717
Omega Healthcare Investors
 Inc                            COM        681936100    16579    955019   SH             Sole                367900          587119
Potlatch Corp                   COM        737630103    29574    716600   SH             Sole                378500          338100
Rayonier Inc                    COM        754907103    41109    946330   SH             Sole                 22500          923830
Simon Property Group Inc        COM        828806109   243192   2617503   SH             Sole                708174         1909329
Toll Brothers Inc               COM        889478103    14465    616048   SH             Sole                523348           92700
Vornado Realty Trust            COM        929042109   157903   1831612   SH             Sole                273107         1558505
Weingarten Realty Investors     COM        948741103    77063   2237605   SH             Sole                399228         1838377
Weyerhaeuser Co                 COM        962166104     1203     18500   SH             Sole                 18500
American Financial Realty
 Trus                           COM        02607P305      908    114392   SH             Sole                 31000           83392
Apartment Investment &
 Managem                        COM        03748R101    61360   1713501   SH             Sole                261037         1452464
Entertainment Properties
 Trust                          COM        29380T105    85061   1724334   SH             Sole                447100         1277234
FelCor Lodging Trust Inc        COM        31430F101    14488   1204309   SH             Sole                180524         1023785
KB Home                         COM        48666K109     4578    185100   SH             Sole                158700           26400
Kimco Realty Corp               COM        49446R109    39180   1000261   SH             Sole                 25600          974661
MI Developments Inc             COM        55304X104    12645    440272   SH             Sole                397372           42900
Public Storage                  COM        74460D109   149925   1691778   SH             Sole                409272         1282506
SL Green Realty Corp            COM        78440X101    24501    300740   SH             Sole                  7670          293070
Sunrise Senior Living Inc       COM        86768K106    14332    643270   SH             Sole                550870           92400

REPORT SUMMARY     38    DATA RECORDS    2110411    0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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